Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	LK Balanced Fund
Class Name	Institutional Class
Trading Symbol	LKBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
Additional Information Phone Number	1-855-698-1378
Additional Information Website	https://www.lkfunds.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The past 12 months was again volatile, swinging on the Supreme Court’s rejection of the administration’s emergency tariff authority, to the outbreak of the U.S.–Iran conflict and the closure of the Strait of Hormuz late in the first quarter, to one of the strongest quarterly recoveries in twenty years during the second quarter of 2026. Much of the daily gyration was still driven by happenings in Washington, but this past year it was war and the resulting energy shock that did the most damage, taking the S&P 500 to the edge of correction territory before it recovered to a series of new record highs. Behind the headline news the Federal Reserve was less of a steadying factor than it was a year ago. After three cuts in late 2025 the Fed has sat at 3.50% to 3.75% all year. What seems to have powered the markets to new highs regularly is another 12 months of solid corporate earnings growth, and an expectation that it continues into 2027. The welcome change from last year is that the market is no longer so narrow. The Magnificent Seven actually detracted from index returns in the first half of 2026, leadership rotated into semiconductors, memory, and AI infrastructure, and the equal-weighted index, mid-caps, small caps, and international markets all participated. We remain cautiously optimistic on the U.S. economy over the next 12 months, but the risks have shifted: a Fed that might hike rates in an election year, a re-escalation in the Middle East, November midterms, and an AI capital spending cycle that dominates the market’s attention and earnings growth expectations. Equity markets are either oblivious to the risks or are just the best option in a troubled investing world. More likely the latter than the former. We continue to see pockets of value and are positioning the portfolio to weather the inevitable storms that lay on the horizon.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	11.23	5.93	8.65
S&P 500 TR	22.32	13.41	15.51
Bloomberg US Aggregate Bond Index	3.79	0.08	1.54
Lipper Balanced Funds Index	13.79	6.32	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lkfunds.com/#literature for more recent performance information.
Net Assets	$ 26,286,943
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 47,705
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$26,286,943
Number of Holdings	50
Net Advisory Fee	$47,705
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	7.5%
Texas Pacific Land	4.3%
Berkshire Hathaway	3.8%
Federal Home Loan Banks	3.8%
Alphabet	3.4%
Phillips 66	3.0%
Cullen Frost Bankers	2.9%
Aflac	2.9%
Johnson & Johnson	2.9%
Fifth Third Bancorp	2.8%

Updated Prospectus Web Address	https://www.lkfunds.com/#literature